SUMMARY OF RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021
Other Receivables
HST paid on purchases	$ 529,656	$ 84,563
VAT paid on purchases	246,777	55,067
Other receivables	1,714
Total receivables and other current assets	$ 778,147	$ 139,630